DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Narrative) (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Description Of Business And Basis Of Presentation 1	100.00%
Description Of Business And Basis Of Presentation 2	$ 6,881,812
Description Of Business And Basis Of Presentation 3	26,305,263
Description Of Business And Basis Of Presentation 4	$ 2,643,937